Financial instruments - Investments held at fair value, Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Balance at beginning of period before allocation of associate loss to long-term interest	$ 949,867
Balance at end of period before allocation of associate loss to long-term interest	944,832	$ 949,867
Share of associate loss allocated to long-term interest (please refer to Note 5)	(73,703)	(34,117)	$ 30,791
Investments held at fair value
Disclosure of financial assets [line items]
Balance at beginning of period before allocation of associate loss to long-term interest	553,167
Balance at end of period before allocation of associate loss to long-term interest	493,888	553,167
Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Balance at beginning of period before allocation of associate loss to long-term interest	206,892
Balance at end of period before allocation of associate loss to long-term interest	254,653	206,892
Level 3 of fair value hierarchy [member] | Investments held at fair value
Disclosure of financial assets [line items]
Balance at beginning of period before allocation of associate loss to long-term interest	206,892	154,445	85,163
Gain/(Loss) on changes in fair value	65,505	41,297	48,867
Issuance of note receivable			6,480
Conversion of note receivable			(6,630)
Balance at end of period before allocation of associate loss to long-term interest	239,533	206,892	154,445
Share of associate loss allocated to long-term interest (please refer to Note 5)	(96,709)
Balance at end of period after allocation of associate loss to long-term interest	142,824
Level 3 of fair value hierarchy [member] | Investments held at fair value | Vor [Member]
Disclosure of financial assets [line items]
Deconsolidation			12,028
Cash purchase of preferred shares	500	1,150
Reclassification from level 3 to level 1	$ (33,365)
Level 3 of fair value hierarchy [member] | Investments held at fair value | Karuna [Member]
Disclosure of financial assets [line items]
Deconsolidation			77,373
Reclassification of investment to investment in associate			(118,006)
Level 3 of fair value hierarchy [member] | Investments held at fair value | Gelesis [Member]
Disclosure of financial assets [line items]
Deconsolidation			$ 49,170
Cash purchase of preferred shares		$ 10,000